Subsequent events (Details) - shares	Feb. 11, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)		312,021,375	301,805,677
Non-adjusting Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued (in shares)	12,500,000